AMOUNTS RECEIVABLE (Tables)	9 Months Ended
Sep. 30, 2021
Amounts Receivable
SCHEDULE OF AMOUNTS RECEIVABLE
	September 30, 2021	December 31, 2020
Trade accounts receivable	$877,631	$780,254
GST Receivable	247,376	$-
SR&ED receivable	-	30,537
	$1,125,007	$810,791